3. Furniture and Equipment - Property and Equipment (Details) - Quarterly (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member	Mar. 31, 2014 Office Equipment [Member] Quarterly Member	Mar. 31, 2013 Office Equipment [Member] Quarterly Member	Mar. 31, 2014 Office Equipment [Member] Quarterly Member	Mar. 31, 2013 Office Equipment [Member] Quarterly Member
Property and Equipment, Gross			$ 150,299	$ 18,997	$ 136,445	$ 12,984	$ 13,854	$ 6,013
Less: Accumulated Depreciation	(12,952)	(12,689)	(16,015)	(12,951)
Property and Equipment - net			$ 134,284	$ 6,046